Goodwill (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014
Changes in goodwill, net of purchase accounting adjustments
Beginning balance	$ 8,877.6	$ 8,500.0
Goodwill, acquired during period	6,003.4	404.0
Goodwill distributed through sale of non-strategic assets	(98.1)
Purchase price and foreign currency adjustments	(38.2)	(26.4)
Ending balance	14,744.7	8,877.6
IFS [Member]
Changes in goodwill, net of purchase accounting adjustments
Beginning balance	6,626.8	6,552.6
Goodwill, acquired during period	1,049.2	74.2
Goodwill distributed through sale of non-strategic assets	0.0
Purchase price and foreign currency adjustments	0.0	0.0
Ending balance	7,676.0	6,626.8
GFS [Member]
Changes in goodwill, net of purchase accounting adjustments
Beginning balance	1,990.2	1,686.8
Goodwill, acquired during period	4,653.4	329.8
Goodwill distributed through sale of non-strategic assets	0.0
Purchase price and foreign currency adjustments	(38.2)	(26.4)
Ending balance	6,605.4	1,990.2
Corporate and Other [Member]
Changes in goodwill, net of purchase accounting adjustments
Beginning balance	260.6	260.6
Goodwill, acquired during period	300.8	0.0
Goodwill distributed through sale of non-strategic assets	(98.1)
Purchase price and foreign currency adjustments	0.0	0.0
Ending balance	$ 463.3	$ 260.6